OTHER ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cost:
Cost, beginning	$ 1,474	$ 1,403
Additions	(32)	71
Cost, ending	1,442	1,474
Accumulated depreciation:
Accumulated depreciation, beginning	1,004	794
Depreciation charge for the year	193	210
Accumulated depreciation, ending	1,197	1,004
Other assets, net:
Intangible assets, net	245	470
Above Market Leases [Member]
Cost:
Cost, beginning	1,524	1,450
Additions		74
Cost, ending	1,524	1,524
Accumulated depreciation:
Accumulated depreciation, beginning	1,088	871
Depreciation charge for the year	219	217
Accumulated depreciation, ending	1,307	1,088
Other assets, net:
Intangible assets, net	217	436
Finite Lived Intangible Assets Currency Translation Adjustments [Member]
Cost:
Cost, beginning	(50)	(47)
Additions	(32)	(3)
Cost, ending	(82)	(50)
Accumulated depreciation:
Accumulated depreciation, beginning	(84)	(77)
Depreciation charge for the year	(26)	(7)
Accumulated depreciation, ending	(110)	(84)
Other assets, net:
Intangible assets, net	$ 28	$ 34